Shareholder Report, Holdings (Details)	Sep. 30, 2024
Class N | Morgan Stanley Money Mkt [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Class N | U S Govt Tbill [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Class N | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Class N | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class N | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class N | General Mills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Class N | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class N | Aon Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class N | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Class N | Conagra Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Class N | Communiation Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Class N | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class N | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Class N | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Class N | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Class N | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.53%
Class N | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
Class N | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Class N | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.19%
Class N | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Class N | Put Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class N | U S Govt Obligs [Member]
Holdings [Line Items]
Percent of Total Investments	9.31%
Class N | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.09%
Class I | Morgan Stanley Money Mkt [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Class I | U S Govt Tbill [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Class I | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Class I | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class I | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class I | General Mills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Class I | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class I | Aon Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class I | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Class I | Conagra Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Class I | Communiation Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.53%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.19%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Class I | Put Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | U S Govt Obligs [Member]
Holdings [Line Items]
Percent of Total Investments	9.31%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.09%
Class R | Morgan Stanley Money Mkt [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.89%
Class R | U S Govt Tbill [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
Class R | Alamos Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Class R | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class R | Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Class R | General Mills [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Class R | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class R | Aon Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Class R | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
Class R | Conagra Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%
Class R | Communiation Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Class R | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	15.53%
Class R | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
Class R | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Class R | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.19%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Class R | Put Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class R | U S Govt Obligs [Member]
Holdings [Line Items]
Percent of Total Investments	9.31%
Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.09%